Long-Term Debt - Additional Information - Term Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel subsidiary term_loan tanker	Dec. 31, 2016 USD ($) term_loan
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | subsidiary	3
Ownership interest percentage	50.00%
Number of outstanding term loans | term_loan	2	3
Aggregate principal amount	$ 3,173,229	$ 3,237,703
Carrying amount of debt	3,123,728	3,182,894
Arendal Spirit UMS | Short-term debt
Debt Instrument [Line Items]
Carrying amount of debt	82,500
U.S. Dollar-denominated Term Loans due through 2021 | Guarantee of indebtedness of others
Debt Instrument [Line Items]
Guaranteed term loans	42,800
U.S. Dollar-denominated Term Loans due through 2021 | Guarantee of indebtedness of others | Joint venture
Debt Instrument [Line Items]
Guaranteed term loans	42,800
Term loans | U.S. Dollar-denominated Term Loans due through 2021
Debt Instrument [Line Items]
Aggregate principal amount	85,574	112,406
Term loans | U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,623,440	$ 2,109,926
Long-term debt
Debt Instrument [Line Items]
Number of debt facilities refinanced | term_loan	2
Long-term debt | Equipment
Debt Instrument [Line Items]
Number of vessels | vessel	20
Long-term debt | Shuttle tankers
Debt Instrument [Line Items]
Number of vessels | vessel	3
Long-term debt | Newbuildings
Debt Instrument [Line Items]
Number of vessels | vessel	1
Long-term debt | FSO units
Debt Instrument [Line Items]
Number of vessels | vessel	2
Long-term debt | FPSO units
Debt Instrument [Line Items]
Number of vessels | vessel	4
Long-term debt | Towing and offshore installation vessels
Debt Instrument [Line Items]
Number of vessels | vessel	10
Long-term debt | U.S. Dollar-denominated Term Loans due through 2021
Debt Instrument [Line Items]
Number of vessels | tanker	3
Long-term debt | U.S. Dollar-denominated Term Loans due through 2021 | Guarantee of indebtedness of others
Debt Instrument [Line Items]
Ownership interest percentage	50.00%